Registration No. 333-65048


As Filed with the Securities and Exchange Commission on July 3, 2002


SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Post-Effective Amendment No. 2

FORM S-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

A. Exact name of trust: Sun Life of Canada (U.S.) Variable Account G

B. Name of depositor: Sun Life Assurance Company of Canada (U.S.)

C. Complete address of depositor's principal executive offices:

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

D. Name and complete address of agent for service:

Edward M. Shea

Assistant Vice President and Senior Counsel

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Copies to:

W. Randolph Thompson, Esq.

Jorden Burt Boros Cicchetti & Johnson LLP

Suite 400 East

1025 Thomas Jefferson St. N.W.

Washington, D.C. 20007-0805

It is proposed that this filing will become effective (check appropriate box)

____ immediately upon filing pursuant to paragraph (b)


_X___ on July 15, 2002 pursuant to paragraph (b)


____ 60 days after filing pursuant to paragraph (a)(1)

____ on May 1, 2002 pursuant to paragraph (a)(1) of Rule 485.

E. Title and amount of securities being registered:

Flexible Premium Variable Universal Life Insurance Policies.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby declares that an indefinite amount of its Flexible Premium Variable Universal Life Insurance Policies is being registered under the Securities Act of 1933.

F. Approximate date of proposed public offering:

As soon as practicable after the effective date of this Registration Statement.

RECONCILIATION AND TIE BETWEEN

FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF

FORM N-8B-2 CAPTION IN PROSPECTUS

    Cover page

    The Variable Account

    Cover page

About Who We Are

3. Cover page

About Who We Are

4. Distribution of Policy

5. The Variable Account

6. Not applicable

7. Not applicable

    Other Information

Financial Statements

9. Legal Proceedings

    Summary of Policy

    The Variable Account

    About the Policy

    Premium Payments

    Death Benefit

    Account Value

    Accessing Your Account Value

    Cash Surrender Value Payable Upon Maturity

    Charges, Deductions and Refunds

    Other Policy Provisions

    Addition, Deletion or Substitution of Investments

    Modification

    Voting Rights

    Federal Tax Considerations

    Summary of Policy

    The Variable Account

    The Funds

    Summary of Policy

    The Funds

    Summary of Policy

    The Funds

    Fees and Expenses of the Funds

    About the Policy

    Charges, Deductions and Refunds

    Distribution of Policy

    About the Policy

    Application and Issuance

    About the Policy

    Application and Issuance

    Free Look Period

    Premium Payments

    Account Value

    Transfer Privileges

    About the Policy

    Premium Payments

    Account Value

    Transfer Privileges

    Accessing Your Account Value

    About the Policy

    Free Look Period

    Accessing Your Policy's Ac count Value

    The Variable Account

    About the Policy

    Account Value

    About the Policy

Other Policy Provisions

Reports to Policy Owners

20. Not applicable

21. About the Policy

Death Benefit

Policy Proceeds

Account Value

Account Value in the Loan Account

Accessing Your Account Value

Policy Loans

22. Not applicable

23. Our Directors and Executive Officers

24. Not applicable

25. About Who We Are

26. Not applicable

27. About Who We Are

    About Who We Are

Our Directors and Executive Officers

29. About Who We Are

30. Not applicable

31. Not applicable

32. Not applicable

33. Not applicable

34. Not applicable

35. Distribution of Policy

36. Not applicable

37. Not applicable

38. Distribution of Policy

    Distribution of Policy
    Not applicable
    Distribution of Policy
    Not applicable
    Not applicable
    About the Policy

Application and Issuance

Free Look Period

Premium Payments

Account Value

Transfer Privileges

Charges, Deductions and Refunds

Reduction of Charges

45. Not applicable

46. About the Policy

Application and Issuance

Free Look Period

Premium Payments

Account Value

Transfer Privileges

47. Not Applicable

    About Who We Are

The Variable Account

49. Not applicable

50. The Variable Account

    Cover Page

    About the Policy

    Premium Payments

    Death Benefit

    Account Value

    Charges, Deductions and Refunds

    Accessing Your Account Value

    Other Policy Provisions

    The Variable Account

About the Policy

Other Policy Provisions

Addition, Deletion or Substitution of Investments

Modification

53. Federal Income Tax Considerations

Our Tax Status

54. Not applicable

55. Not applicable

56. Not applicable

57. Not applicable

58. Not applicable

    Other Information

Financial Statements

PART I

This Post-Effective Amendment to the Registration Statement on Form S-6 (File No. 333-65048), which became effective on September 15, 2001 (the "Registration Statement"), is being filed pursuant to Rule 485(b) under the Securities Exchange Act of 1933, as amended, to supplement the prospectus in the Registration Statement. The supplement included in this Amendment describes additional investment options to be made available under the flexible premium variable life insurance policies offered pursuant to the Registration Statement. This Amendment relates only to the supplement to the prospectus and does not delete, amend or supersede any information contained in the Registration Statement, as amended.

SUPPLEMENT DATED JULY 15, 2002

TO

PROSPECTUS DATED MAY 1, 2002

FOR

FUTURITY CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

This supplement contains information on two new investment options available as Sub-Accounts under the Futurity Corporate Variable Universal Life Insurance Policies. Deutsche Asset Management, Inc. serves as investment adviser of the new investment options.

I. The third bullet on page 1 is changed to read: "The Variable Account is divided into 61 Sub-Accounts, each of which invests exclusively in shares of a corresponding mutual fund."

II. Footnote 2 of The Underlying Fund Annual Expenses (1) Table on pages 5-7 is changed to read:

(2) All expense figures are shown after expense reimbursements or waivers, except for the bracketed figures which show what the expense figures would have been absent reimbursement. All expense figures are based on actual expenses for the fiscal year ended December 31, 2002, except that the expense figures shown for Scudder VIT EAFE® Equity Index Fund, Scudder VIT Small Cap Index Fund, SCSM Alger Growth Fund, SCSM Alger Income & Growth Fund, SCSM Alger Small Capitalization Fund and Sun Capital All Cap FundSM are estimates for the year 2002. No actual expense figures are shown for these funds because the Scudder Funds commenced operations on April 30, 2002 and the others commenced operations in either April or May of 2002. Therefore, these Funds have less than 10 months of investment experience.

III. The Underlying Fund Annual Expenses (1) Table on pages 5-7 is amended by the addition of the following:

	Management Fees (After Reimbursement)	Other Expenses (After Reimbursement)(2)	12b-1 or Other Service Fees	Total Fund Annual Expenses (After Reimbursement)(2)
Scudder VIT EAFE® Equity Index Fund(18)	0.45%	0.20%	0.25%	0.90%[1.05%]
Scudder VIT Small Cap Index Fund(18)	0.35%	0.10%	0.25%	0.70%[0.88%]

(18) The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.

IV. The first sentence of the sixth paragraph of The Variable Account section of page 8 is changed to read: "The Variable Account is divided into 61 Sub-Accounts."

V. The first sentence of the third margin paragraph on page 8 is changed to read: "The Variable Account has 61 Sub-Accounts."

VI. The first sentence of the first paragraph of The Funds section of page 8 is changed to read: "The Policy currently offers 61 mutual fund options, which are briefly described below."

VII. The Funds section beginning on page 8 is amended by the addition of the following:

Scudder VIT Funds (advised by Deutsche Asset Management, Inc.)

Scudder VIT EAFE® Equity Index Fund seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE Index (EAFE Index), which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East.

Scudder VIT Small Cap Index Fund seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small U.S. companies.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION OF REASONABLENESS OF FEES

Sun Life Assurance Company of Canada (U.S.)("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life (U.S.).

UNDERTAKING ON INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to its certificate of incorporation, bylaws, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

The supplement consisting of 2 pages.

The undertaking to file reports.

Representation of reasonableness of fees.

The Rule 484 undertaking.

The signatures.

Written consents of the following persons:

Edward M. Shea, Esq.

The following exhibits:


1.A.(1) Resolution of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated December 3, 1985, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account G(1)

(2) Not applicable

(3)(a) Principal Underwriting Agreement(2)

(3)(a)(1) Amendment to Principal Underwriting Agreement(15)

(3)(b) Form of Selling Agreements(9)

(3)(c) Schedule of Sales Commissions(9)

(4) Not Applicable

(5)(a) Form of Flexible Premium Variable Universal Life Insurance Policy(3)

(5)(b) Form of Additional Protection Benefit Rider (APB Rider)(3)

(5)(c) Form of Flexible Premium Variable Universal Life Insurance Certificate (Group Life)(11)

(5)(d) Form of Flexible Premium Variable Universal Life Insurance Certificate(11)

(5)(e) Form of Additional Protection Benefit Rider (APB Rider)(Group Life)(11)

(5)(f) Form of Maturity Extension Rider(16)

(5)(g) Form of Enhanced Cash Surrender Value Endorsement(16)

(6)(a) Certificate of Incorporation of Sun Life of Canada (U.S.)(4)

(6)(b) Bylaws of Sun Life Assurance Company of Canada (U.S.)(4)

(7) Not Applicable

(8)(a) Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(8)

(8)(a)(i) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(8)

(8)(a)(ii) Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(8)

(8)(a)(iii) Amendment No. 6 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(12)

(8)(b) Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc. and Sun Life Assurance Company of Canada (U.S.)(8)

(8)(b)(i) Amendment No. 1 to Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., and Sun Life Assurance Company of Canada (U.S.)(8)

(8)(b)(ii) Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc.(12)

(8)(c) Participation Agreement, dated as of April 20, 1998, by and among T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Sun Life of Canada (U.S.)(8)

(8)(d) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation(12)

(8)(d)(i) Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation(12)

(8)(d)(ii) Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation(12)

(8)(e) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and J.P. Morgan Series Trust II(3)

(8)(f) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Neuberger & Berman Management Incorporated(3)

(8)(f)(i) Addendum, dated as of May 1, 2000 to Fund Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Neuberger Berman Advisers Management Trust, Advisers Management Trust, and Neuberger Berman Management Inc.(9)

(8)(g) Form of Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc.(12)

(8)(h) Participation Agreement, dated as of May 1, 2000, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, and Sun Life Assurance Company of Canada (U.S.)(11)

(8)(i) Form of Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.)(13)

(8)(i)(i) Amendment No. 5 to Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.)(12)

(8)(j) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.(12)

(8)(j)(i) Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.(12)

(8)(k) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co.(14)

(8)(k)(i) Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co.(14)

(8)(l) Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company(3)

(8)(l)(i) Amendment No. 4 to Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company(12)

(8)(m) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc.(14)

(8)(m)(i) Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc.(14)

(8)(n) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc.(14)

(8)(o) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc.

(9) Not Applicable.

(10)(a) Form of Application for Flexible Premium Variable Universal Life Insurance Policy(3)

(10)(b) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Master Application)(11)

(10)(c) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (GI Application)(11)

(10)(d) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Medical Application)(11)

(10)(e) Form of Consent Form(11)

(11) Memorandum describing Sun Life Assurance Company of Canada (U.S.)'s Issuance, Transfer and Redemption Procedures(5)


2. Opinion and Consent of Counsel as to the Legality of the Securities Being Registered

3. None

4. Not applicable

5. Not applicable

6. Opinion and Consent of Actuary

7. Consent of Independent Auditors

8. Powers of Attorney(10)

(1) Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-29852.

(2) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.

(3) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.

(4) Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.

(5) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, filed with the Securities and Exchange Commission on February 16, 1999.

(6) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 1997.

(7) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on March 4, 1999.
    Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.

(9) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 28, 2000.

(10) Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-30844, filed with the Securities and Exchange Commission on February 9, 2001.

(11) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.


(12) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.


(13) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.

(14) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.

(15) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-65048, filed with the Securities and Exchange Commission on September 10, 2001.

(16) Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-65048, filed with the Securities and Exchange Commission on July 13, 2001.

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and that is has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the city of Wellesley Hills, and the Commonwealth of Massachusetts, on the 3rd day of July, 2002.


SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(Registrant)

By: SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Depositor)

By: /s/ James A. McNulty, III

James A. McNulty, III, President

Attest: /s/ Ellen B. King

Ellen B. King, Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.

/s/ James A. McNulty, III James A. McNulty, III	President and Director (Principal Executive Officer)	July 3, 2002
/s/ Davey Scoon Davey Scoon	Vice President and Chief Administrative and Financial Officer and Treasurer (Principal Financial & Accounting Officer)	July 3, 2002
*/s/ Donald A. Stewart Donald A. Stewart	Chairman and Director
*/s/ James Prieur C. James Prieur	Vice Chairman and Director
*/s/ James C. Baillie James C. Baillie	Director
*/s/ David D. Horn David D. Horn	Director
*/s/ Angus MacNaughton Angus MacNaughton	Director
*/s/ S. Caesar Raboy S. Caesar Raboy	Director
*/s/ William W. Stinson William W. Stinson	Director
By: Edward M. Shea, Attorney-In-Fact		July 3, 2002


*By Edward M. Shea pursuant to Powers of Attorney.

EXHIBIT INDEX


2. Opinion and Consent of Counsel as to the Legality of the Securities Being Registered

9. Representation of Counsel Pursuant to Rule 485(b)

10. Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Deutsche Asset Management VIT Funds and Deutsche Asset Management Inc.
